Pension plan obligations (Details 10) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
IfrsStatementLineItems [Line Items]
Subtotal	R$ 116,162	R$ 112,400	R$ 158,344
Expenses capitalized in assets	(3,359)	(4,118)	(4,904)
Other	5,684	5,527	5,841
Pension plan obligations (Note 29)	118,487	113,809	159,281
G 1 Plan [Member]
IfrsStatementLineItems [Line Items]
Subtotal	11,686	23,247	25,776
G 0 Plan [Member]
IfrsStatementLineItems [Line Items]
Subtotal	78,779	66,587	110,810
Sabesprev Mais Plan [Member]
IfrsStatementLineItems [Line Items]
Subtotal	25,371	22,406	21,700
V I V E S T Plan [Member]
IfrsStatementLineItems [Line Items]
Subtotal	R$ 326	R$ 160	R$ 58